Note 29 - Components of Other Short-Term Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Other short-term borrowings [Abstract]
Commercial paper	€ 1,899	€ 1,840
Other	3,223	2,194
Total other short-term borrowings	€ 5,122	€ 4,034